Basis of Presentation and Going Concern (Details Textual) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2018	Sep. 30, 2017	Sep. 30, 2018	Sep. 30, 2017	Dec. 31, 2017	Dec. 31, 2016
Derivative liability	$ 0		$ 0		$ 19,406	$ 12,567
Net loss	(1,365,875)	$ (949,017)	(3,523,145)	$ (1,164,112)	(1,316,356)	(423,710)
Working capital	$ 24,222		24,222
Advertising costs					0	0
Impairment of Dino Might program				$ 818,472	818,472
Impairment recorded amount					$ 12,231
Common shares not included in computation of diluted loss per share					4,563
Price-stable, description			The Company intends to develop its first Fintech solution using Hashgraph digital ledge technology, or DLT, which the Company intends to be a mobile application that intends to convert gold into a price-stable, scalable and 100% backed by physical gold cryptocurrency asset.
Maximum [Member]
Property and equipment, estimated useful lives					10 years
Minimum [Member]
Property and equipment, estimated useful lives					3 years